                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Genesis Fund Managers, LLP
Address:    PO Box 466, Barclays Court
            Les Echelons, St Peter Port
            Guernsey GY1 6AW, Channel Islands

Form 13F File Number: 28-10957
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeremy D. Paulson-Ellis
Title:      Chairman
Phone:      +44 (0)20 7201 7200

Signature, Place, and Date of Signing:

/s/ Jeremy D. Paulson-Ellis         London, UK              14/2/05
------------------------------      ------------------      -------
         [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-
   ------------------   -------------------------------------
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                    ------------

Form 13F Information Table Entry Total:   27
                                       ---------

Form 13F Information Table Value Total: 387,743,448.63
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name
        28- 10955               Genesis Investment Management, LLP
----        ----------------    --------------------------------
[Repeat as necessary]


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
                                   ITEM 2 -                                              ITEM 6 -              ITEM 8 -
                                   TITLE     ITEM 3 -       ITEM 4 -        ITEM 5 -       INV      ITEM 7 -   VOT
ITEM 1 - NAME OF ISSUER            OR CLASS  CUSIP           FMV             SHARES     DISCRETION  MANAGER   AUTHORITY
-----------------------            --------  -----           ---             ------     ----------  -------   ---------
AFP Provida Spons                  ADR       US00709P1084   2,681,850.00     94,100.00        Sole     1        Sole       94,100.00
                                                                                                                None            0.00

America Movil                      Ord       US02364W1053  66,438,536.70  1,269,122.00        Sole     1        Sole    1,152,222.00
                                                                                                                None      116,900.00

Anglogold Ashanti Ltd Spon         ADR       US0351282068  34,863,539.45    959,107.00        Sole     1        Sole      886,003.00
                                                                                                                None       73,104.00

Bancolombia                        ADR       US05968L1026   5,984,056.00    423,800.00        Sole     1        Sole      363,500.00
                                                                                                                None       60,300.00

Brasil Telecom Participacoes       ADR       US1055301097  17,871,138.60    468,444.00        Sole     1        Sole      403,444.00
                                                                                                                None       65,000.00

Check Point Software Tech Ltd      Ord       IL0010824113  34,120,431.60  1,385,320.00        Sole     1        Sole    1,198,420.00
                                                                                                                None      186,900.00

Cia de Bebidas das Americas CM     ADR       US20441W1045   1,092,840.00     21,000.00        Sole     1        Sole       21,000.00
                                                                                                                None            0.00

Coca-Cola Femsa                    ADR       US1912411089     216,216.00      9,100.00        Sole     1        Sole        9,100.00
                                                                                                                None            0.00

Comp. Anon. Nac. Telefones         ADS       US2044211017     115,711.52      5,168.00        Sole     1        Sole        5,168.00
                                                                                                                None            0.00

Companhia Brasileira De Dist.      ADR       US20440T2015     422,400.00     16,500.00        Sole     1        Sole       16,500.00
                                                                                                                None            0.00

Embotelladora Andina               ADR Rep A US29081P2048   1,730,510.00    132,100.00        Sole     1        Sole       29,700.00
                                                                                                                None      102,400.00

Embotelladora Andina               ADS Rep B US29081P3038   2,681,701.80    200,127.00        Sole     1        Sole      162,527.00
                                                                                                                None       37,600.00

Femsa                              ADS       US3444191064  63,113,796.94  1,199,654.00        Sole     1        Sole    1,035,454.00
                                                                                                                None      164,200.00

Grupo Televisa SA                  ADR       US40049J2069     931,700.00     15,400.00        Sole     1        Sole       15,400.00
                                                                                                                None            0.00

JSC Norilsk Nickel                 ADR       US46626D1081   1,487,400.00     26,800.00        Sole     1        Sole       21,200.00
                                                                                                                None        5,600.00

KT Corporation                     ADR       US48268K1016   6,236,765.79    285,959.00        Sole     1        Sole      236,409.00
                                                                                                                None       49,550.00

Matav                              ADS       US5597761098   6,594,532.37    270,157.00        Sole     1        Sole      237,257.00
                                                                                                                None       32,900.00

Minera Buenaventura ADS            ADS       US2044481040     769,256.80     33,592.00        Sole     1        Sole       33,592.00
                                                                                                                None            0.00

Mobile Telesystems                 ADR       US6074091090  25,548,585.03    184,453.00        Sole     1        Sole      158,153.00
                                                                                                                None       26,300.00

Petrobras                          ADR       US71654V4086     795,600.00     20,000.00        Sole     1        Sole       20,000.00
                                                                                                                None            0.00

POSCO                              ADR       US6934831099   8,166,802.00    183,400.00        Sole     1        Sole      151,000.00
                                                                                                                None       32,400.00

Quilmes Industrial (New Preferred) ADR       US74838Y2072   2,831,902.70    166,094.00        Sole     1        Sole      123,728.00
                                                                                                                None       42,366.00

SK Telecom Co Ltd                  ADR       US78440P1084   5,039,625.00    226,500.00        Sole     1        Sole      197,400.00
                                                                                                                None       29,100.00
Taiwan Semiconductor Co Ltd        ADR       US8740391003   3,699,449.58    435,742.00        Sole     1        Sole            0.00
                                                                                                                None      435,742.00

Telefonos de Mexico                ADS  (L)  US8794037809  35,902,850.75    936,922.00        Sole     1        Sole      802,822.00
                                                                                                                None      134,100.00

TIM Participacoes                  ADR       US88706P1066      77,100.00      5,000.00        Sole     1        Sole        5,000.00
                                                                                                                None            0.00

Vale Rio Doce Spons                ADR       US2044121000  58,329,150.00  2,392,500.00        Sole     1        Sole    2,030,200.00
                                                                                                                None      362,300.00

                                             TOTAL        387,743,448.63